Concentrations of Credit Risk (Details) - Schedule of Customers Account for More than 10% of the Company’s Accounts Receivable and Sale of Power	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	42.31%	30.09%
Percentage of Accounts Receivable	47.02%	39.64%
Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	9.35%	10.71%
Percentage of Accounts Receivable	5.42%	4.53%
NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	13.73%	15.23%
Percentage of Accounts Receivable	4.81%	5.42%
Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	3.93%	5.32%
Percentage of Accounts Receivable	8.91%	10.49%
Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	2.57%	2.88%
Percentage of Accounts Receivable	10.67%	8.20%
Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power	2.44%	2.83%
Percentage of Accounts Receivable	7.44%	13.12%